Balance Sheet Impact of Net Unrealized Gains on Securities - Components of the net unrealized gain on securities included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost	$ 36,144	$ 34,024
Fixed maturities, Available for sale, Fair Value	37,899	34,132
Deferred policy acquisition costs	713	1,381	$ 943	$ 997
Annuity benefits accumulated	(40,406)	(36,616)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	865	53
Deferred tax on unrealized gain	(182)	(11)
Net unrealized gain, after tax (included in AOCI)	683	42
Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost	36,144	34,024
Fixed maturities, Available for sale, Fair Value	37,899	34,132
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	1,755	108
Equity securities
Debt Securities, Available-for-sale [Abstract]
Available-for-sale securities, equity securities			593
Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	713	1,381
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(681)	(42)
Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated	(40,406)	(36,616)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(220)	(14)
Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)	(12)	(28)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	11	1
Excluding Unrealized Gains
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	1,412	1,411	$ 1,365	$ 1,262
Excluding Unrealized Gains | Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost	36,144	34,024
Excluding Unrealized Gains | Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs	1,394	1,423
Excluding Unrealized Gains | Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated	(40,186)	(36,602)
Excluding Unrealized Gains | Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)	$ (23)	$ (29)